Pension and Postretirement Benefit Plans - Plan Amount Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) country plan	Dec. 31, 2016 USD ($)
Unfunded Plans
Benefit Plan Information
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation | $	$ 40	$ 40
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans | plan	75
Company-sponsored retirement plans, number of countries | country	27
Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of international plans | plan	70
Company-sponsored retirement plans, number of countries | country	26